Unaudited Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Voyage revenues	$ 77,720	$ 75,670
EXPENSES:
Voyage expenses (including related party)	(3,289)	(1,708)
Vessel operating expenses	(16,478)	(15,421)
General and administrative expenses (including related party)	(971)	(1,114)
Management fees-related party	(3,361)	(3,281)
Depreciation	(15,900)	(15,988)
Operating income	37,721	38,158
OTHER INCOME/(EXPENSES):
Interest and finance costs	(11,162)	(18,401)
Interest income	1,066	1,564
Gain on derivative financial instruments, net		1,668
Loss on debt extinguishment		(331)
Other expense		(110)
Other, net	(346)	(90)
Total other expenses	(10,442)	(15,700)
Partnership's Net Income	27,279	22,458
Common unitholders' interest in Net Income	18,918	15,951
Deemed dividend on Series B Preferred Units	2,031
General Partner's interest in Net Income	$ 19	$ 16
Earnings per unit, basic and diluted:
Common unit, basic (In dollars per share)	$ 0.52	$ 0.43
Common unit, diluted (In dollars per share)	$ 0.52	$ 0.43
Weighted average number of units outstanding, basic and diluted:
Common units, basic (In shares)	36,644,628	36,802,247
Common units, diluted (In shares)	36,644,628	36,802,247
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 3,375	$ 3,375
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 2,936	$ 3,116